AGF Investments Trust

AGF Emerging Markets Equity Fund

Schedule of Investments

March 31, 2024 (Unaudited)

Investments	Shares	Value ($)
Common Stocks - 89.8%

Aerospace & Defense - 1.5%
Embraer SA, ADR*	402	10,709

Banks - 10.4%
Axis Bank Ltd., GDR	97	6,140
Banco Santander Chile, ADR	324	6,425
Bank Mandiri Persero Tbk. PT	30,696	14,036
China Merchants Bank Co. Ltd., Class H	3,221	12,737
HDFC Bank Ltd.	724	12,569
KB Financial Group, Inc.	113	5,901
Komercni Banka A/S	208	7,449
National Bank of Greece SA*	933	7,304
Sberbank of Russia PJSC, ADR^*‡(a)	259	3
		72,564
Beverages - 3.7%
Budweiser Brewing Co. APAC Ltd.	2,393	3,522
Varun Beverages Ltd.	1,321	22,152
		25,674
Broadline Retail - 5.6%
Alibaba Group Holding Ltd.	3,547	31,836
Naspers Ltd., Class N	40	7,091
		38,927
Chemicals - 1.4%
Hansol Chemical Co. Ltd.	65	9,681

Commercial Services & Supplies - 0.2%
GPS Participacoes e Empreendimentos SA	400	1,652

Communications Equipment - 1.2%
Zhongji Innolight Co. Ltd., Class A	405	8,668

Construction & Engineering - 3.6%
China Railway Group Ltd., Class H	21,664	10,712
Larsen & Toubro Ltd., GDR	313	14,179
		24,891
Consumer Staples Distribution & Retail - 3.4%
Atacadao SA	3,427	9,313
BGF retail Co. Ltd.	91	7,909
Raia Drogasil SA	1,223	6,674
		23,896
Diversified Telecommunication Services - 2.7%
Hellenic Telecommunications Organization SA	464	6,843
HKT Trust & HKT Ltd.	4,842	5,648
Telkom Indonesia Persero Tbk. PT	30,404	6,654
		19,145
Electrical Equipment - 0.8%
Contemporary Amperex Technology Co. Ltd., Class A	200	5,224

Electronic Equipment, Instruments & Components - 1.1%
Delta Electronics, Inc.	700	7,491

Energy Equipment & Services - 2.3%
China Oilfield Services Ltd., Class H	7,294	8,387
Tenaris SA, ADR	202	7,933
		16,320
Financial Services - 2.0%
Chailease Holding Co. Ltd.	2,591	13,885

Food Products - 0.6%
China Mengniu Dairy Co. Ltd.	2,103	4,514

Hotels, Restaurants & Leisure - 2.2%
Melco Resorts & Entertainment Ltd., ADR*	765	5,516
Trip.com Group Ltd.*	215	9,482
		14,998
Household Durables - 1.1%
Haier Smart Home Co. Ltd., Class H	2,350	7,311

Insurance - 4.4%
AIA Group Ltd.	2,657	17,839
Ping An Insurance Group Co. of China Ltd., Class H	3,073	12,976
		30,815
Interactive Media & Services - 6.0%
Tencent Holdings Ltd.	1,077	41,804

Machinery - 1.0%
Airtac International Group	210	7,284

Metals & Mining - 4.3%
Anglo American plc	356	8,770
Southern Copper Corp.	118	12,569
Vale SA	713	8,648
		29,987
Oil, Gas & Consumable Fuels - 2.2%
Reliance Industries Ltd.	421	15,001

Professional Services - 0.7%
WNS Holdings Ltd.*	98	4,952

Real Estate Management & Development - 2.1%
Allos SA	1,811	8,637
Longfor Group Holdings Ltd.	4,231	5,979
		14,616
Semiconductors & Semiconductor Equipment - 12.0%
SK Hynix, Inc.	88	11,648

AGF Investments Trust

AGF Emerging Markets Equity Fund

Schedule of Investments (continued)

March 31, 2024 (Unaudited)

Investments	Shares	Value ($)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	528	71,835
		83,483
Software - 1.2%
Longshine Technology Group Co. Ltd., Class A	2,500	4,075
TOTVS SA	772	4,368
		8,443
Technology Hardware, Storage & Peripherals - 7.9%
Samsung Electronics Co. Ltd., GDR	28	41,636
Wistron Corp.	3,590	13,517
		55,153
Textiles, Apparel & Luxury Goods - 0.9%
GRUPO DE MODA SOMA SA	4,302	6,528

Transportation Infrastructure - 1.0%
Salik Co. PJSC	6,938	7,009

Wireless Telecommunication Services - 2.3%
Bharti Airtel Ltd.	1,102	16,233

Total Common Stocks (Cost $606,000)		626,858

Investments	Shares	Maturity Date	Value ($)
Participation Notes - 4.8%
China
Kweichow Moutai Co. Ltd. (Issuer: UBS AG)*	44	10/21/2024	10,359
NARI Technology Co. Ltd. (Issuer: Macquarie Bank Ltd.)*	5,097	7/18/2024	17,003
Wuliangye Yibin Co. Ltd. (Issuer: Macquarie Bank Ltd.)*	290	7/18/2024	6,143
Total Participation Notes (Cost $29,930)			33,505
Total Investments - 94.6% (Cost $635,930)			660,363
Other assets less liabilities - 5.4%			37,433
Net Assets - 100.0%			697,796

*	Non-income producing security.
‡	Value determined using significant unobservable inputs
^	Security subject to restrictions on resale.
(a)	Security fair valued as of March 31, 2024 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at March 31, 2024 amounted to $3, which represents approximately 0.00%(1) of net assets of the Fund.
(1)	Represents less than 0.05% of net assets.

Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PJSC	Public Joint Stock Company

Participation Notes

A derivative instrument designed to replicate equity exposure in certain foreign markets where direct investment is impossible or difficult due to local investment restrictions. A Participation Note is usually issued by a financial institution, therefore investors are exposed to the issuer’s credit risk and the risks of the underlying financial instrument.

AGF Emerging Markets Equity Fund invested, as a percentage of net assets, in the following countries as of March 31, 2024:

Brazil	8.1%
Chile	0.9%
China	29.8%
Czech Republic	1.1%
Greece	2.0%
Hong Kong	4.1%
India	13.1%
Indonesia	3.0%
Mexico	1.8%
Russia	0.0	%(a)
South Africa	2.3%
South Korea	11.0%
Taiwan	15.3%
United Arab Emirates	1.0%
United States	1.1%
Other(1)	5.4%
	100.0%

(a)	Represents less than 0.05% of net assets.
(1)	Includes cash and net other assets (liabilities).

AGF Investments Trust

AGF Global Sustainable Equity Fund

Schedule of Investments

March 31, 2024 (Unaudited)

Investments	Shares	Value ($)
Common Stocks - 94.2%

Automobile Components - 4.5%
Aptiv plc*	182	14,496
Denso Corp.	2,066	39,374
		53,870
Automobiles - 0.2%
Tesla, Inc.*	11	1,934

Building Products - 13.0%
Advanced Drainage Systems, Inc.	196	33,759
Cie de Saint-Gobain SA	435	33,757
Kingspan Group plc	438	39,910
Trex Co., Inc.*	471	46,982
		154,408
Chemicals - 9.0%
Air Products and Chemicals, Inc.	35	8,479
Albemarle Corp.	144	18,971
DSM-Firmenich AG	216	24,562
Ecolab, Inc.	238	54,954
		106,966
Commercial Services & Supplies - 3.2%
Tetra Tech, Inc.	205	37,866

Construction & Engineering - 8.0%
Quanta Services, Inc.	132	34,294
Stantec, Inc.	391	32,462
WSP Global, Inc.	174	29,000
		95,756
Containers & Packaging - 2.2%
Ball Corp.	395	26,607

Electrical Equipment - 9.4%
NEXTracker, Inc., Class A*	94	5,289
Prysmian SpA	719	37,536
Schneider Electric SE	187	42,296
Vestas Wind Systems A/S*	973	27,161
		112,282
Electronic Equipment, Instruments & Components - 11.5%
Amphenol Corp., Class A	360	41,526
Halma plc	1,039	31,053
Hexagon AB, Class B	2,017	23,875
Keyence Corp.	82	37,967
Samsung SDI Co. Ltd.	9	3,192
		137,613
Energy Equipment & Services - 1.0%
Secure Energy Services, Inc.	1,447	11,911

Food Products - 2.2%
Danone SA	401	25,910

Household Durables - 3.3%
Garmin Ltd.	260	38,706

Independent Power and Renewable Electricity Producers - 1.0%
Brookfield Renewable Corp.	470	11,534

Insurance - 1.2%
Intact Financial Corp.	89	14,458

Life Sciences Tools & Services - 4.2%
Danaher Corp.	70	17,480
Thermo Fisher Scientific, Inc.	57	33,129
		50,609
Machinery - 5.7%
Alfa Laval AB	304	11,951
Metso OYJ	2,257	26,797
Xylem, Inc.	224	28,949
		67,697
Mortgage Real Estate Investment Trusts (REITs) - 1.4%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	593	16,841

Pharmaceuticals - 1.4%
Zoetis, Inc.	101	17,090

Semiconductors & Semiconductor Equipment - 3.2%
AIXTRON SE	465	12,291
Analog Devices, Inc.	71	14,043
Infineon Technologies AG	341	11,594
		37,928
Software - 6.5%
Bentley Systems, Inc., Class B	448	23,395
Dassault Systemes SE	824	36,483
Synopsys, Inc.*	30	17,145
		77,023
Specialized REITs - 2.1%
Equinix, Inc., REIT	31	25,585

Total Common Stocks (Cost $713,605)		1,122,594
Total Investments - 94.2% (Cost $713,605)		1,122,594
Other assets less liabilities - 5.8%		69,302
Net Assets - 100.0%		1,191,896

*	Non-income producing security.

Abbreviations
OYJ	Public Limited Company

AGF Investments Trust

AGF Global Sustainable Equity Fund

Schedule of Investments (continued)

March 31, 2024 (Unaudited)

AGF Global Sustainable Equity Fund invested, as a percentage of net assets, in the following countries as of March 31, 2024:

Canada	7.4%
Denmark	2.3%
Finland	2.2%
France	8.1%
Germany	2.0%
Ireland	3.3%
Italy	3.1%
Japan	6.5%
South Korea	0.3%
Sweden	3.0%
Switzerland	2.1%
United Kingdom	2.6%
United States	51.3%
Other(1)	5.8%
100.0%

(1) Includes cash and net other assets (liabilities).

See accompanying notes to the financial statements.

AGF Investments Trust

Notes to Quarterly Schedules of Investments

March 31, 2024 (Unaudited)

Investment Valuation

The Funds disclose the fair value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

●	Level 1 — Quoted prices in active markets for identical assets that the Funds have the ability to access.

●	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of March 31, 2024 for the Fund based upon the three levels defined above:

AGF Emerging Markets Equity Fund	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 —Significant Unobservable Inputs	Total
Investments
Common Stocks
Banks	$72,561	$—	$3	$72,564
Other*	554,294	—	—	554,294
Participation Notes	—	33,505	—	33,505
Total Investments	$626,855	$33,505	$3	$660,363

AGF Global Sustainable Equity Fund
Investments
Common Stocks*	1,122,594	—	—	1,122,594
Total Investments	$1,122,594	$—	$—	$1,122,594

*	See Schedules of Investments for segregation by industry.